Unaudited Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (383,065)	$ 80,143	$ (496,833)	$ (45,361)
Other comprehensive income (loss) before reclassifications
Unrealized (loss) gain on marketable securities	(262)	39	438	49
Unrealized (loss) gain on qualifying cash flow hedging instruments	(509)	4,664	(4,094)	(33,529)
Pension adjustments, net of taxes	(59)	234	(171)	665
Foreign exchange gain (loss) on currency translation	257	(44)	668	43
Amounts reclassified from accumulated other comprehensive income (loss) relating to:
Realized loss on qualifying cash flow hedging instruments to interest expense	424	0	1,186	0
Realized loss on qualifying cash flow hedging instruments to equity income	793	902	1,776	2,723
Other comprehensive income (loss)	644	5,795	(197)	(30,049)
Comprehensive (loss) income	(382,421)	85,938	(497,030)	(75,410)
Less: Comprehensive loss (income) attributable to non-controlling interests	370,036	(77,974)	359,793	(54,060)
Comprehensive (loss) income attributable to shareholders of Teekay Corporation	$ (12,385)	$ 7,964	$ (137,237)	$ (129,470)